Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019
Statement of cash flows [abstract]
Restricted cash	$ 698	$ 493	$ 439